Subsequent events	12 Months Ended
Mar. 31, 2019
Subsequent events
Subsequent events

 30. Subsequent events

Bonds

In accordance with the Group’s announced intention to issue hybrid bonds as part of its funding of the acquisition of Liberty Global’s cable assets in Germany and Central and Eastern Europe, on 4 April 2019 the Group issued US$2 billion hybrid securities on the New York Stock Exchange due on 4 April 2079 with a euro equivalent rate of 4.38%.

On 24 May 2019 the Group issued a total of €2.5 billion of bonds under its Euro medium-term note programme. The bonds mature between 2026 and 2039 and have interest rates of between 0.9% and 2.5%. On 31 May 2019 the Group bought back a total of €1.5 billion of bonds due to mature between 2020 and 2021.

Vodafone Idea rights issue

On 8 May 2019 Vodafone Idea successfully completed its INR250 billion (€3.2 billion) equity capital raise. Vodafone Group’s contribution of INR110 billion (€1.4 billion) was indirectly funded through a loan secured on the Group’s Indian assets.

German spectrum auction

The Group is currently participating in an auction for licences for the use of certain spectrum bands in Germany. As at the close of business on 6 June 2019, the Group was the current highest bidder in respect of 12 blocks of spectrum with bids totalling €1.837 million. The number of blocks of spectrum acquired by the Group, and the amount paid for those blocks, will depend on the outcome of the auction and therefore the amount that the Group will pay for any licences acquired through this auction is uncertain.

Vodafone Hutchison Australia

The Australian Competition and Consumer Commission (ACCC) has opposed the proposed merger of VHA and TPG. Vodafone Hutchison Australia (VHA) has confirmed that it intends to challenge the ACCC decision through the Federal Court.

Vodafone New Zealand

On 13 May 2019, the Group agreed to the sale of Vodafone New Zealand Limited for consideration of NZD 3.4 billion (€2.1 billion). Completion is expected in the second half of the year ending 31 March 2020 and is subject to regulatory approvals.